TAX PROVISION (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other provisions [abstract]
Income (loss) for the year	$ (4,626,887)	$ 17,513,854	$ (18,184,469)
Expected income tax (recovery)	(1,249,000)	4,729,000	(4,910,000)
Change in statutory, foreign tax, foreign exchange rates and other	117,000	(529,000)	389,000
Permanent differences	269,000	(4,861,000)	3,833,000
Share issue cost	(250,000)	(103,000)	(151,000)
Adjustment to prior years provision versus statutory tax returns and expiry of non-capital losses	404,000	1,205,000	12,000
Change in unrecognized deductible temporary differences	709,000	(441,000)	827,000
Total income tax expense (recovery)	$ 0	$ 0	$ 0